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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC

Address: One North Wacker Drive, Suite 2200

         Chicago, IL 60606-2823



Form 13F File Number: 28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sara A. Robinson

Title:   Vice President

Phone:   312-553-8486


Signature, Place, and Date of Signing:

/s/ Sara A. Robinson    Chicago, Illinois    2/14/2013
---------------------   ------------------   ----------
    [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 121,529
                                       (thousands)

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                  -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                               VOTING AUTHORITY
NAME OF                   TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER                     CLASS    CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------                    -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Acadia Pharmaceuticals,
  Inc....................   COM    004225108     419     90,069 SH         OTHER                90,069   0     0
AVG Technologies N V.....   SHS    N07831105  21,892  1,382,969 SH         SOLE              1,382,969   0     0
Caesars Entertainment
  Corp...................   COM    127686103     558     80,568 SH         SOLE                 80,568   0     0
Essex Rental Corporation.   COM    297187106      68     20,000 SH         OTHER                20,000   0     0
Facebook, Inc............   CL A   30303M102  37,567  1,411,247 SH         OTHER             1,411,247   0     0
Fidelity National
  Information Services,
  Inc....................   COM    31620M106   6,448    185,237 SH         OTHER               185,237   0     0
HomeAway, Inc............   COM    43739Q100   1,716     77,983 SH         OTHER                77,983   0     0
magicJack VocalTec Ltd...   SHS    M6787E101  35,999  1,976,861 SH         SOLE              1,976,861   0     0
Select Medical Holdings
  Corp...................   COM    81619Q105     297     31,536 SH         OTHER                31,536   0     0
Thermon Group Holdings,
  Inc....................   COM    88362T103   2,146     95,264 SH         OTHER                95,264   0     0
Vocera Communications,
  Inc....................   COM    92857F107     213      8,500 SH         OTHER                 8,500   0     0
Whole Foods Market, Inc..   COM    966837106  11,997    131,601 SH         OTHER               131,601   0     0
Zynga Inc................   CL A   98986T108   2,209    932,160 SH         SOLE                932,160   0     0